Discontinued operations and assets classified as held for sale - Net cash provided by (used for) discontinued operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operations and assets classified as held for sale [Abstract]
Cash flows from (used in) operating activities, discontinued operations	€ (27)	€ 85	€ 129
Cash flows from (used in) investing activities, discontinued operations	15	3,319
Increase (decrease) in cash and cash equivalents, discontinued operations	€ (12)	€ 3,403	€ 129